Cash and equivalents, marketable securities and short-term investments - Contractual maturities (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Held-to-maturity and available-for-sale securities
Available-for-sale securities, Less than one year, Cost basis	$ 100
Available-for-sale securities, One to five years, Cost basis	161
Available-for-sale securities, Six to ten years, Cost basis	57
Available-for-sale securities, Total Cost basis	318
Available-for-sale securities, Less than one year, Fair value	100
Available-for-sale securities, One to five years, Fair value	161
Available-for-sale securities, Six to ten years, Fair value	56
Available-for-sale securities, Total Fair value	317
Held-to-maturity Securities, One to five years, Cost basis	80
Cost basis	80
Held-to-maturity Securities, One to five years, Fair value	86
Held-to-maturity Securities, Total Fair value	86
Available-for-sale marketable securities pledged as collateral	$ 91	$ 92